Property and Equipment Net - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) a	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft² a	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Area of land | a	12
Payment to acquire manufacturing building | $	$ 5,067	$ 10,057
Gelesis
Property, Plant and Equipment [Line Items]
Payment to acquire manufacturing building | $			$ 19,917	$ 32,212
Depreciation expense not related to manufacturing activities | $			$ 1,500	$ 500
Gelesis | Italy
Property, Plant and Equipment [Line Items]
Area of land owned and operated | ft²			51,000
Area of land further expanded | ft²			88,600
Area of land | a			12
Area of land construction initiated | ft²			207,000